Pensions and Other Postretirement Benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Accumulated benefit obligation	$ 714	$ 601
Fair value of plan assets	303	215
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	780	770
Fair value of plan assets	$ 303	$ 315